Related Party Transactions - Schedule of Balances Due from Related Parties and Due to Related Parties (Details) - USD ($)		6 Months Ended			12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties					$ 23,374,497		$ 16,314,896		$ 18,844,422
Short-term office lease expense from a related party				$ 13,795	34,448		27,443		28,571
Topsheen Shipping Singapore Pte. Ltd. (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties			[1]		616,279	[1],[2]	50,125	[2]
Advance from customers-related party		497,360	[3]		433,125	[3]	213,209	[4]
Due from related parties	[5]				331,948		331,656
Services provided to related parties					18,682,031		12,281,701		13,999,534
Tong Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties			[6]		143,277	[6],[7]		[7]
Services provided to related parties					1,457,911		1,492,521		1,752,601
Mei Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties			[6]		159,638	[6],[7]		[7]
Services provided to related parties					1,481,220		1,565,711		2,052,046
Keen Best Shipping Co Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		5,000	[6]		99,121	[6],[7]	86,817	[7]
Services provided to related parties					1,128,998		974,963
Related Party [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		5,000			1,018,315		136,942
Advance from customers-related party		497,360			433,125		213,209
Due from related parties		412,873			331,948		403,318
Due to related parties		21,502,619			24,553,231		24,851,679
Services provided to related parties		11,142,617		11,957,102
Ocean Master Worldwide Corporation [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties							71,662
Due to related parties		11,546			11,546		11,546
Topsheen Shipping Group Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		5,417	[1],[8]		36,584	[1],[2],[8]	45,504	[2]
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		8,710	[8]		14,381	[8],[9]	17,683	[9]
Due to shareholder and affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		21,476,946	[8]		24,490,720	[8],[10]	24,776,946	[10]
Rui Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties									420,737
Xun Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties									619,504
Topsheen Bulk Singapore Pte Ltd (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties					624,337
Mr. Jun Li’s affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Short-term office lease expense from a related party				13,795	27,684		27,443		28,571
Topsheen Shipping Group Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
General and administrative expenses shared with a related party		$ 57,508		$ 55,997	$ 92,581		$ 108,353		$ 75,592

[1]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd, which was collected in current period.
[2]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd.
[3]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[4]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[5]	The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.
[6]	The balance represents the accrued management fees from related parties for vessel management services, which was partially collected in current period.
[7]	The balance represents the accrued management fees from related parties for vessel management services.
[8]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand. During the six months end December 31, 2025, the Group repaid $3,000,000 of these loans to Mr. Shoucheng Lei.
[9]	The balances mainly represented the expenses paid on behalf of the Group.
[10]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand.